BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
BUSINESS SEGMENT INFORMATION
Segment revenue reconciles to statutory revenues from continuing operations

	2018	2017	2016
	$ million	$ million	$ million
Reportable segment revenue
Revenue from external customers	4,904	4,765	4,669

Disaggregation of revenue

The following table shows the disaggregation of Group revenue by product franchise:

	2018	2017	2016
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	1,017	984	932
Hip Implants	613	599	597
Trauma & Extremities	493	495	475
Sports Medicine Joint Repair	697	627	587
Arthroscopic Enabling Technologies	600	615	631
Other Surgical Businesses	209	189	214
Advanced Wound Care	740	720	719
Advanced Wound Bioactives	320	342	342
Advanced Wound Devices	215	194	172
Consolidated revenue from continuing operations	4,904	4,765	4,669

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management franchises are sold to wholesalers and intermediaries, while products in the other franchises are sold directly to hospitals, ambulatory surgery centres and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives franchises, products are in general sold direct to hospitals and ambulatory surgery centres. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors including volatility in growth and outlook.

			2018			2017			2016
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Reconstruction, Sports Medicine, Trauma & Other Surgical Businesses	2,944	685	3,629	2,867	642	3,509	2,868	568	3,436
Advanced Wound Management	1,103	172	1,275	1,097	159	1,256	1,092	141	1,233
Total	4,047	857	4,904	3,964	801	4,765	3,960	709	4,669
1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

Trading profit reconciles to operating profit

	2018	2017	2016
	$ million	$ million	$ million
Operating profit of the business segment	863	934	801
Acquisition and disposal related items	(7)	(10)	9
Restructuring and rationalisation costs	120	–	62
Amortisation and impairment of acquisition intangibles	113	140	178
Legal and other	34	(16)	(30)
Trading profit of the business segment	1,123	1,048	1,020

Assets and liabilities by business segment and geography

	2018	2017	2016
	$ million	$ million	$ million
Reconciliation of assets of the business segment to the consolidated Group
Assets of the business segment	7,476	7,508	7,147
Unallocated corporate assets:
Deferred tax assets	126	127	97
Retirement benefit assets	92	62	–
Cash at bank	365	169	100
Total assets of the consolidated Group	8,059	7,866	7,344

In presenting information on the basis of geographical segments, non-current segment assets are based on their location:

	2018	2017	2016
	$ million	$ million	$ million
Geographical segment assets
United Kingdom	354	364	335
United States of America	3,186	3,295	3,145
Other	1,224	1,287	1,238
Total non-current assets of the consolidated Group[1]	4,764	4,946	4,718
1	Non-current assets excludes retirement benefit assets and deferred tax assets.

	2018	2017	2016
	$ million	$ million	$ million
Reconciliation of liabilities of the business segment to the consolidated Group
Liabilities of the business segment	1,284	1,311	1,247
Unallocated corporate liabilities:
Long-term borrowings	1,301	1,423	1,564
Retirement benefit obligations	114	131	164
Deferred tax liabilities	99	97	94
Bank overdrafts, borrowings and loans - current	164	27	86
Current tax payable	223	233	231
Total liabilities of the consolidated Group	3,185	3,222	3,386

Depreciation, amortisation and impairment of the business segment
Depreciation of property, plant and equipment	251	243	224
Amortisation of acquired intangibles	113	130	130
Amortisation of other intangible assets	63	62	61
Total depreciation and amortisation	427	435	415
Impairment losses on property, plant and equipment[1]	5	–	–
Impairment losses on acquisition intangibles[1]	–	10	48
Impairment losses on other intangible assets[1]	3	–	–
Impairment losses on trade investments[1]	–	2	–
Total depreciation, amortisation and impairment	435	447	463
1	Impairments recognised in operating profit, within the administrative expenses line.

Segment acquisition of property, plant and equipment and intangibles reconciles to that of the consolidated group, and comprises the following:

	2018	2017	2016
	$ million	$ million	$ million
Additions to property, plant and equipment	332	308	320
Additions to intangibles	15	68	72
Capital expenditure (excluding business combinations)	347	376	392
Trade investments	4	8	2
Acquisitions – Goodwill	–	132	211
Acquisitions – Intangible assets	–	61	85
Acquisitions – Property, plant and equipment	–	1	2
Capital and acquisition expenditure	351	578	692